Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026		Jun. 30, 2025		Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 2,129,576		$ 1,021,112		$ 279,137
Short-term investments			1,276,484		2,000,000
Accounts receivable	465,029		188,415		66,749
Inventories	287,045		284,561		309,144
Amount due from related party		[1]	100	[2]	100	[2]
Prepaid share-based compensation-nonemployees	140,604		455,291		135,144
Prepayments	85,154		46,605		26,507
Other receivables and deposits	9,675		15,647		6,862
Total current assets before discontinued operation	3,117,083		3,288,215		2,823,643
Assets held for sale	4,000		4,000		606,043
Total current assets	3,121,083		3,292,215		3,429,686
Non-current assets:
Property, plant and equipment, net	1,478,370		1,574,984		2,916,006
Right of use assets, net	407,069		518,375		509,482
Intangible assets	33,665,611		33,503,771		33,160,631
Deposits paid	80,000		80,000		80,000
Prepaid share-based compensation- nonemployees	187,829		126,047		65,522
Total non-current assets	35,818,879		35,803,177		36,731,641
TOTAL ASSETS	38,939,962		39,095,392		40,161,327
Current liabilities:
Accounts payable	54,423		55,092		91,533
Other payables	350,125		545,963		461,012
Deposit and accrued liabilities	48,483		371,837		83,671
Finance lease liabilities					22,323
Finance lease liabilities – assets held for sale					603,252
Current portion of operating lease liabilities	40,877		38,311		24,881
Bank loan					211,440
Promissory notes to related party					591,170
Total current liabilities	875,419		1,634,982		2,753,890
Non-current liabilities:
Finance lease liabilities					86,565
Operating lease liabilities, net of current portion	60,658		91,639		4,602
Total non-current liabilities	60,658		91,639		91,167
TOTAL LIABILITIES	936,077		1,726,621		2,845,057
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Preferred stock, $0.001 par value, 50,000,000 shares authorized, none-issued and outstanding
Common stock, $0.001 par value; 10,000,000,000 shares authorized; 1,302,942,407 and 1,262,680,891 issued and outstanding as of March 31, 2026 and June 30, 2025	1,302,942		1,262,680		1,221,346
Additional paid-in capital	57,553,229		54,530,117		49,647,034
Accumulated other comprehensive loss	(222,369)		(160,809)		(71,906)
Accumulated deficit	(20,627,172)		(18,263,181)		(13,480,204)
Stockholders' Equity Before Non controlling interest	38,006,630		37,368,807		37,316,270
Non-controlling interest	(2,745)		(36)
Stockholders’ equity	38,003,885		37,368,771		37,316,270
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	38,939,962		39,095,392		40,161,327
Non-employee [Member]
Current liabilities:
Accrued share-based compensation	4,750		44,288		139,191
Employee [Member]
Current liabilities:
Accrued share-based compensation	78,271		44,877		135,679
Director [Member]
Current liabilities:
Amounts due to related parties	3,033	[3]	209,640	[3],[4]	4,188	[4]
Related Party [Member]
Current liabilities:
Amounts due to related parties	$ 295,457		$ 324,974		$ 385,550

[1]	Encik Anuar bin Ismail, an indirect significant shareholder, is a director of Vetrolysis Limited.
[2]	Encik Anuar bin Ismail, an indirect significant shareholder, is a director of Vetrolysis Limited.
[3]	This amount represent expenses incurred and paid by Jack Wong on behalf of the Company. The balance as of June 30, 2025 represented the remaining balance of the special bonus of $1.25 million to the Company’s Chairman and Chief Executive Officer Jack Wong, approved by the Board of the Company on December 9, 2024. On December 10, 2024, Mr. Wong entered into a Sale and Purchase Agreement to purchase the property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005 owned by Verde Renewables, for a current market value of $857,500. The Board also approved the option for this amount to be repaid through monthly installments deducted from the bonus over 26 pay cycles starting from January 2025. This transaction was structured as a sale and purchase agreement between the Company and Mr. Wong, with no cash exchange involved. The remaining balance of the bonus was allocated to cover any taxes associated with the bonus on behalf of Mr. Wong and was fully settled as of March 31, 2026.
[4]	Mr. Jack Wong is the Chief Executive Officer of the Company effective October 1, 2022. Further, Jack Wong was re-elected Director of the Company by Waiver and Consent of Shareholders, effective March 30, 2024. This represents remaining balance of the special bonus of $1.25 million to CEO Jack Wong approved by the Board of the Company on December 9, 2024. On December 10, 2024, CEO Jack Wong entered into the Wong Agreement to purchase the Property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005 owned by VRI, for a current market value of $857,500.The Board also approved the option for this amount to be repaid through monthly installments deducted from the bonus over 26 pay cycles starting from January 2025. This transaction shall be structured as a sale and purchase agreement between the Company and CEO Jack Wong, with no cash exchange involved. The remaining balance of the bonus shall be allocated to cover any taxes associated with the bonus on behalf of CEO Jack Wong